NET (LOSS) INCOME PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
Net (loss) income per share:
Schedule of Computation of Basic and Diluted Net (Loss) Income Per Share
	Three Months ended September 30,
	2025	2024

Net (loss) income	$(919,555)	$354,715
Less: Net (loss) income attributable to non-controlling interest	-	-
Net (loss) income attributable to Verde Resources, Inc. shareholders	$(919,555)	$354,715

Weighted average common shares outstanding:
- Basic	1,259,653,672	1,219,578,036
- Diluted	1,259,653,672	1,224,504,665

Net (loss) income per share:
- Basic	$(0.00)	$0.00
- Diluted	$(0.00)	$0.00

	Years ended June 30,
	2025	2024

Net loss	$(4,782,977)	$(3,187,774)
Less: Net loss attributable to non-controlling interest	36	-
Net loss attributable to Verde Resources, Inc. shareholders	$(4,783,013)	$(3,187,774)

Weighted average common shares outstanding:
- Basic	1,237,480,587	1,185,900,492
- Diluted	1,237,480,587	1,185,900,492

Net loss per share:
- Basic	$(0.00)	$(0.00)
- Diluted	$(0.00)	$(0.00)

Schedule of Denominator Used in the Computation of Basic and Diluted Net (Loss) Income Per Share
	Three Months ended September 30,
	2025	2024

Weighted average common shares outstanding	1,264,931,163	1,222,817,065
Less: weighted average non-vested shares	(5,277,491)	(3,239,029)
Weighted average of common shares-basic	1,259,653,672	1,219,578,036
	Three Months ended September 30,
	2025	2024

Weighted average of common shares- basic	1,259,653,672	1,219,578,036
Add: Dilutive shares	-	4,926,629
Weighted average of common shares- diluted	1,259,653,672	1,224,504,665

	Years ended June 30,
	2025	2024

Weighted average common shares outstanding	1,242,092,192	1,187,606,780
Less: weighted average non-vested shares	(4,611,605)	(1,706,288)
Weighted average of common shares-basic and diluted	1,237,480,587	1,185,900,492